Employee compensation and benefits - The effect of changes in key assumptions on the principal plan (Details) - Principal plan - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	£ (9)	£ (7)	£ (13)
Financial impact of decrease	9	8	13
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	7	7	11
Financial impact of decrease	(6)	(5)	(9)
Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	6	5	9
Financial impact of decrease	(6)	(5)	(8)
Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	1	1	2
Financial impact of decrease	(1)	(1)	(2)
Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	£ 9	£ 10	£ 16
Pension Plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year	1 year	1 year